Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Total capital (to risk-weighted assets)
Total capital (to risk-weighted assets), actual amount	$ 49,534	$ 46,300
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	29,707	26,133
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	37,134	32,667
Tier I capital (to risk-weighted assets)
Tier I capital (to risk-weighted assets), actual amount	44,946	42,220
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	14,854	13,067
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	22,280	19,600
Tier I capital (to average assets)
Tier I capital (to average assets), actual amount	44,946	42,220
Tier I capital (to average assets), minimum required for capital adequacy purposes amount	22,794	20,971
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations amount	28,493	26,214
Risk-weighted Assets Ratios
Total capital (to risk-weighted assets), actual ratio	13.30%	14.20%
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	8.00%	8.00%
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), actual ratio	12.10%	12.90%
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	6.00%	6.00%
Average Assets Ratios
Tier I capital (to average assets), actual ratio	7.90%	8.10%
Tier I capital (to average assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations ratio	5.00%	5.00%
Bank [Member]
Total capital (to risk-weighted assets)
Total capital (to risk-weighted assets), actual amount	48,940	45,517
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	29,695	26,114
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	37,118	32,643
Tier I capital (to risk-weighted assets)
Tier I capital (to risk-weighted assets), actual amount	44,352	41,437
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	14,847	13,057
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	22,271	19,586
Tier I capital (to average assets)
Tier I capital (to average assets), actual amount	44,352	41,437
Tier I capital (to average assets), minimum required for capital adequacy purposes amount	22,788	20,965
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations amount	$ 28,485	$ 26,207
Risk-weighted Assets Ratios
Total capital (to risk-weighted assets), actual ratio	13.20%	13.90%
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	8.00%	8.00%
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), actual ratio	12.00%	12.70%
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	6.00%	6.00%
Average Assets Ratios
Tier I capital (to average assets), actual ratio	7.80%	7.90%
Tier I capital (to average assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations ratio	5.00%	5.00%